Expense Example	Nov. 22, 2024 USD ($)
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160